Financial Risk Management Objectives and Policies - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial Risk Management [Line Items]
Cash and cash equivalents	$ 75,710,452	$ 27,779,666	$ 8,546,279	$ 18,861,029
Current liabilities	1,810,920	2,722,864
Liquidity risk [member]
Financial Risk Management [Line Items]
Cash and cash equivalents	75,710,452	27,779,666
Current liabilities	1,810,920	$ 2,722,864
Currency risk [member]
Financial Risk Management [Line Items]
Currency strengthening or weakening against canadian dollar	0.01
Increase decrease in operating loss due to canadian dollar exchange	2,805
Increase decrease in other comprehensive income due to canadian dollar exchange	0
Currency strengthening or weakening against brazilian real	0.01
Increase decrease in operating loss due to brazilian real exchange	0
Increase decrease in other comprehensive income due to brazilian real exchange	$ 4,553,000